UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Technology	27.31%
Consumer, Non-cyclical	20.17
Financial	13.49
Communications	12.90
Consumer, Cyclical	9.47
Industrial	7.73
Energy	4.27
Utilities	2.58
Basic Materials	2.04
Short Term Investments	0.04
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 - 06/30/23)
Institutional Class
Actual	$1,000.00	$1,167.39	$0.86
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80
Investor Class
Actual	$1,000.00	$1,165.84	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56
* Expenses are equal to the Fund's annualized expense ratio of 0.16% for the Institutional Class shares and 0.51% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.02%
21,781	Air Products & Chemicals Inc	$ 6,524,063
11,570	Albemarle Corp	2,581,151
9,703	Celanese Corp	1,123,607
19,554	CF Industries Holdings Inc	1,357,439
68,855	Dow Inc	3,667,217
44,542	DuPont de Nemours Inc	3,182,081
11,925	Eastman Chemical Co	998,361
24,051	Ecolab Inc	4,490,081
12,466	FMC Corp	1,300,703
139,720	Freeport-McMoRan Inc	5,588,800
24,692	International Flavors & Fragrances Inc	1,965,236
34,845	International Paper Co	1,108,420
47,738	Linde PLC	18,191,997
24,227	LyondellBasell Industries NV Class A	2,224,765
33,462	Mosaic Co	1,171,170
77,323	Newmont Corp	3,298,599
24,407	Nucor Corp	4,002,260
22,900	PPG Industries Inc	3,396,070
22,973	Sherwin-Williams Co	6,099,791
15,480	Steel Dynamics Inc	1,686,236
		73,958,047
Communications — 12.77%
578,658	Alphabet Inc Class A(a)	69,265,363
497,700	Alphabet Inc Class C(a)	60,206,769
869,570	Amazon.com Inc(a)	113,357,145
24,205	Arista Networks Inc(a)	3,922,662
697,059	AT&T Inc	11,118,091
3,601	Booking Holdings Inc(a)	9,723,888
13,104	CDW Corp	2,404,584
10,204	Charter Communications Inc Class A(a)	3,748,643
399,360	Cisco Systems Inc	20,662,886
405,558	Comcast Corp Class A	16,850,935
75,757	Corning Inc	2,654,525
51,145	eBay Inc	2,285,670
12,366	Etsy Inc(a)	1,046,287
13,422	Expedia Group Inc(a)	1,468,233
5,726	F5 Inc(a)	837,485
3,836	FactSet Research Systems Inc	1,536,893
24,457	Fox Corp Class A	831,538
13,257	Fox Corp Class B	422,766
56,118	Gen Digital Inc	1,040,989
37,193	Interpublic Group of Cos Inc	1,434,906
30,902	Juniper Networks Inc	968,160
26,675	Match Group Inc(a)	1,116,349
215,511	Meta Platforms Inc Class A(a)	61,847,347
16,354	Motorola Solutions Inc	4,796,301
43,345	Netflix Inc(a)	19,093,039
36,438	News Corp Class A	710,541
12,161	News Corp Class B	239,815
19,339	Omnicom Group Inc	1,840,106
29,383	Palo Alto Networks Inc(a)	7,507,650
48,487	Paramount Global Class B(b)	771,428
Shares		Fair Value
Communications — (continued)
56,101	T-Mobile US Inc(a)	$ 7,792,429
8,678	VeriSign Inc(a)	1,960,968
409,908	Verizon Communications Inc(a)	15,244,479
178,171	Walt Disney Co(a)	15,907,107
213,565	Warner Bros Discovery Inc(a)	2,678,105
		467,294,082
Consumer, Cyclical — 9.38%
5,669	Advance Auto Parts Inc	398,531
12,173	Alaska Air Group Inc(a)	647,360
62,061	American Airlines Group Inc(a)	1,113,374
26,123	Aptiv PLC(a)	2,666,897
1,786	AutoZone Inc(a)	4,453,141
22,446	Bath & Body Works Inc	841,725
18,651	Best Buy Co Inc	1,528,449
23,285	BorgWarner Inc	1,138,869
20,647	Caesars Entertainment Inc(a)	1,052,378
15,454	CarMax Inc(a)	1,293,500
94,326	Carnival Corp(a)	1,776,159
2,682	Chipotle Mexican Grill Inc(a)	5,736,798
41,822	Copart Inc(a)	3,814,585
43,241	Costco Wholesale Corp	23,280,090
13,991	Cummins Inc	3,430,034
11,706	Darden Restaurants Inc	1,955,838
63,203	Delta Air Lines Inc(a)	3,004,671
21,384	Dollar General Corp	3,630,575
20,189	Dollar Tree Inc(a)	2,897,122
3,521	Domino's Pizza Inc	1,186,542
30,079	DR Horton Inc	3,660,313
55,591	Fastenal Co	3,279,313
382,562	Ford Motor Co	5,788,163
136,047	General Motors Co	5,245,972
13,348	Genuine Parts Co	2,258,882
12,512	Hasbro Inc	810,402
25,681	Hilton Worldwide Holdings Inc	3,737,870
98,739	Home Depot Inc	30,672,283
32,791	Las Vegas Sands Corp(a)	1,901,878
24,384	Lennar Corp Class A	3,055,559
14,311	Live Nation Entertainment Inc(a)	1,303,875
25,480	LKQ Corp	1,484,720
58,148	Lowe's Cos Inc	13,124,004
25,142	Marriott International Inc Class A	4,618,334
71,188	McDonald's Corp	21,243,211
28,886	MGM Resorts International	1,268,673
39,872	Newell Brands Inc	346,886
120,135	NIKE Inc Class B	13,259,300
40,945	Norwegian Cruise Line Holdings Ltd(a)	891,373
301	NVR Inc(a)	1,911,537
5,901	O'Reilly Automotive Inc(a)	5,637,225
50,493	PACCAR Inc	4,223,739
3,921	Pool Corp	1,468,963
21,757	PulteGroup Inc	1,690,084

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
4,214	Ralph Lauren Corp	$ 519,586
33,179	Ross Stores Inc	3,720,361
21,344	Royal Caribbean Cruises Ltd(a)	2,214,227
57,621	Southwest Airlines Co	2,086,456
111,780	Starbucks Corp	11,072,927
23,167	Tapestry Inc	991,548
45,087	Target Corp	5,946,975
262,417	Tesla Inc(a)	68,692,898
112,276	TJX Cos Inc	9,519,882
10,642	Tractor Supply Co	2,352,946
4,813	Ulta Beauty Inc(a)	2,264,974
32,819	United Airlines Holdings Inc(a)	1,800,779
31,958	VF Corp	610,078
70,580	Walgreens Boots Alliance Inc	2,010,824
136,762	Walmart Inc	21,496,251
5,292	Whirlpool Corp	787,397
4,347	WW Grainger Inc	3,428,001
10,107	Wynn Resorts Ltd	1,067,400
27,211	Yum! Brands Inc	3,770,084
		343,082,791
Consumer, Non-Cyclical — 19.97%
169,555	Abbott Laboratories	18,484,886
172,026	AbbVie Inc	23,177,063
6,904	Align Technology Inc(a)	2,441,531
173,579	Altria Group Inc	7,863,129
15,744	AmerisourceBergen Corp	3,029,618
52,099	Amgen Inc	11,567,020
53,416	Archer-Daniels-Midland Co	4,036,113
40,281	Automatic Data Processing Inc	8,853,361
8,040	Avery Dennison Corp	1,381,272
50,300	Baxter International Inc	2,291,668
27,647	Becton Dickinson & Co	7,299,085
14,101	Biogen Inc(a)	4,016,670
1,877	Bio-Rad Laboratories Inc Class A(a)	711,608
15,353	Bio-Techne Corp	1,253,265
139,710	Boston Scientific Corp(a)	7,556,914
204,841	Bristol-Myers Squibb Co	13,099,582
17,931	Brown-Forman Corp Class B	1,197,432
15,318	Bunge Ltd	1,445,253
19,572	Campbell Soup Co	894,636
24,711	Cardinal Health Inc	2,336,919
17,386	Catalent Inc(a)	753,857
53,298	Centene Corp(a)	3,594,950
4,856	Charles River Laboratories International Inc(a)	1,020,974
23,213	Church & Dwight Co Inc	2,326,639
28,834	Cigna Corp	8,090,820
8,364	Cintas Corp	4,157,577
11,947	Clorox Co	1,900,051
379,499	Coca-Cola Co	22,853,430
80,541	Colgate-Palmolive Co	6,204,879
47,845	Conagra Brands Inc	1,613,333
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,688	Constellation Brands Inc Class A	$ 3,861,287
4,769	Cooper Cos Inc	1,828,578
68,934	Corteva Inc	3,949,918
40,302	CoStar Group Inc(a)	3,586,878
125,003	CVS Health Corp	8,641,457
64,749	Danaher Corp	15,539,760
5,903	DaVita Inc(a)	593,074
18,746	DENTSPLY SIRONA Inc	750,215
37,636	Dexcom Inc(a)	4,836,602
59,045	Edwards Lifesciences Corp(a)	5,569,715
23,114	Elevance Health Inc	10,269,319
76,824	Eli Lilly & Co	36,028,920
12,144	Equifax Inc	2,857,483
22,608	Estee Lauder Cos Inc Class A	4,439,759
7,118	FleetCor Technologies Inc(a)	1,787,187
7,646	Gartner Inc(a)	2,678,470
36,449	GE HealthCare Technologies Inc	2,961,117
57,182	General Mills Inc	4,385,859
121,622	Gilead Sciences Inc	9,373,408
25,081	Global Payments Inc	2,470,980
20,022	HCA Healthcare Inc	6,076,277
12,703	Henry Schein Inc(a)	1,030,213
14,360	Hershey Co	3,585,692
23,956	Hologic Inc(a)	1,939,717
27,733	Hormel Foods Corp	1,115,421
12,209	Humana Inc	5,459,010
8,003	IDEXX Laboratories Inc(a)	4,019,347
15,409	Illumina Inc(a)	2,889,033
18,349	Incyte Corp(a)	1,142,225
6,733	Insulet Corp(a)	1,941,393
34,166	Intuitive Surgical Inc(a)	11,682,722
17,947	IQVIA Holdings Inc(a)	4,033,947
10,625	J M Smucker Co	1,568,994
253,389	Johnson & Johnson	41,940,947
24,795	Kellogg Co	1,671,183
82,102	Keurig Dr Pepper Inc	2,567,330
32,791	Kimberly-Clark Corp	4,527,126
77,116	Kraft Heinz Co	2,737,618
63,030	Kroger Co	2,962,410
8,791	Laboratory Corp of America Holdings	2,121,532
14,443	Lamb Weston Holdings Inc	1,660,223
3,640	MarketAxess Holdings Inc	951,569
24,281	McCormick & Co Inc	2,118,032
13,208	McKesson Corp	5,643,911
129,723	Medtronic PLC	11,428,596
247,412	Merck & Co Inc	28,548,871
31,637	Moderna Inc(a)	3,843,896
5,622	Molina Healthcare Inc(a)	1,693,571
18,125	Molson Coors Beverage Co Class B	1,193,350
132,787	Mondelez International Inc Class A	9,685,484
74,504	Monster Beverage Corp(a)	4,279,510
15,377	Moody's Corp	5,346,890
26,549	Organon & Co	552,485

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
108,590	PayPal Holdings Inc(a)	$ 7,246,211
134,332	PepsiCo Inc	24,880,973
550,443	Pfizer Inc	20,190,249
151,347	Philip Morris International Inc	14,774,494
229,815	Procter & Gamble Co	34,872,128
14,167	Quanta Services Inc	2,783,107
10,861	Quest Diagnostics Inc	1,526,622
10,502	Regeneron Pharmaceuticals Inc(a)	7,546,107
14,286	ResMed Inc	3,121,491
12,547	Revvity Inc	1,490,458
10,321	Robert Half International Inc	776,346
22,273	Rollins Inc	953,953
31,982	S&P Global Inc	12,821,264
9,644	STERIS PLC	2,169,707
32,942	Stryker Corp	10,050,275
48,912	Sysco Corp	3,629,270
4,636	Teleflex Inc	1,122,051
37,610	Thermo Fisher Scientific Inc	19,623,018
29,016	Tyson Foods Inc Class A	1,480,977
6,596	United Rentals Inc	2,937,661
90,780	UnitedHealth Group Inc	43,632,499
6,395	Universal Health Services Inc Class B	1,008,939
14,104	Verisk Analytics Inc	3,187,927
25,087	Vertex Pharmaceuticals Inc(a)	8,828,366
119,716	Viatris Inc	1,194,766
5,680	Waters Corp(a)	1,513,947
7,184	West Pharmaceutical Services Inc	2,747,665
20,235	Zimmer Biomet Holdings Inc	2,946,216
45,016	Zoetis Inc	7,752,205
		730,630,938
Energy — 4.22%
30,838	APA Corp	1,053,735
98,197	Baker Hughes Co	3,104,007
169,918	Chevron Corp	26,736,597
117,986	ConocoPhillips	12,224,530
73,498	Coterra Energy Inc	1,859,499
62,608	Devon Energy Corp	3,026,471
17,572	Diamondback Energy Inc	2,308,258
13,454	Enphase Energy Inc(a)	2,253,276
56,723	EOG Resources Inc	6,491,380
35,109	EQT Corp	1,444,033
394,210	Exxon Mobil Corp	42,279,023
9,568	First Solar Inc(a)	1,818,781
87,369	Halliburton Co	2,882,303
26,747	Hess Corp	3,636,255
189,781	Kinder Morgan Inc	3,268,029
59,430	Marathon Oil Corp	1,368,079
41,294	Marathon Petroleum Corp	4,814,880
70,413	Occidental Petroleum Corp	4,140,284
43,570	ONEOK Inc	2,689,140
45,234	Phillips 66	4,314,419
22,715	Pioneer Natural Resources Co	4,706,094
Shares		Fair Value
Energy — (continued)
139,425	Schlumberger NV	$ 6,848,556
5,488	SolarEdge Technologies Inc(a)	1,476,546
22,263	Targa Resources Corp	1,694,214
35,187	Valero Energy Corp	4,127,435
118,779	Williams Cos Inc	3,875,759
		154,441,583
Financial — 13.35%
54,042	Aflac Inc	3,772,132
15,200	Alexandria Real Estate Equities Inc REIT	1,725,048
25,344	Allstate Corp	2,763,510
57,975	American Express Co	10,099,245
70,179	American International Group Inc	4,038,100
45,428	American Tower Corp REIT	8,810,306
10,108	Ameriprise Financial Inc	3,357,473
19,855	Aon PLC Class A	6,853,946
36,145	Arch Capital Group Ltd(a)	2,705,453
20,818	Arthur J Gallagher & Co	4,571,008
5,209	Assurant Inc	654,875
13,754	AvalonBay Communities Inc REIT	2,603,220
676,014	Bank of America Corp	19,394,842
70,371	Bank of New York Mellon Corp	3,132,917
173,709	Berkshire Hathaway Inc Class B(a)	59,234,769
14,602	BlackRock Inc	10,092,026
13,821	Boston Properties Inc REIT	795,951
23,057	Brown & Brown Inc	1,587,244
10,842	Camden Property Trust REIT	1,180,369
36,913	Capital One Financial Corp	4,037,175
10,648	Cboe Global Markets Inc	1,469,530
30,096	CBRE Group Inc Class A(a)	2,429,048
144,500	Charles Schwab Corp	8,190,260
40,343	Chubb Ltd	7,768,448
15,778	Cincinnati Financial Corp	1,535,515
189,160	Citigroup Inc	8,708,926
49,438	Citizens Financial Group Inc	1,289,343
35,295	CME Group Inc	6,539,811
13,724	Comerica Inc	581,349
42,157	Crown Castle Inc REIT	4,803,369
28,521	Digital Realty Trust Inc REIT	3,247,686
24,668	Discover Financial Services	2,882,456
9,118	Equinix Inc REIT	7,147,965
32,861	Equity Residential REIT	2,167,840
6,174	Essex Property Trust Inc REIT	1,446,568
4,210	Everest Re Group Ltd	1,439,231
13,102	Extra Space Storage Inc REIT	1,950,233
7,103	Federal Realty Investment Trust REIT	687,357
67,022	Fifth Third Bancorp	1,756,647
27,225	Franklin Resources Inc(b)	727,180
8,736	Globe Life Inc	957,640
32,415	Goldman Sachs Group Inc	10,455,134

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
29,912	Hartford Financial Services Group Inc	$ 2,154,262
52,755	Healthpeak Properties Inc REIT	1,060,376
69,326	Host Hotels & Resorts Inc REIT	1,166,757
144,861	Huntington Bancshares Inc	1,561,602
54,756	Intercontinental Exchange Inc	6,191,808
43,134	Invesco Ltd	725,083
56,071	Invitation Homes Inc REIT	1,928,842
29,088	Iron Mountain Inc REIT	1,652,780
284,937	JPMorgan Chase & Co	41,441,237
89,715	KeyCorp	828,967
59,692	Kimco Realty Corp REIT	1,177,126
13,839	Lincoln National Corp	356,493
18,330	Loews Corp	1,088,435
16,051	M&T Bank Corp	1,986,472
48,238	Marsh & McLennan Cos Inc	9,072,603
81,588	Mastercard Inc Class A	32,088,560
63,457	MetLife Inc	3,587,224
11,528	Mid-America Apartment Communities Inc REIT	1,750,642
127,018	Morgan Stanley	10,847,337
32,936	Nasdaq Inc	1,641,860
20,923	Northern Trust Corp	1,551,231
39,086	PNC Financial Services Group Inc	4,922,882
21,903	Principal Financial Group Inc	1,661,124
57,033	Progressive Corp	7,549,458
90,043	Prologis Inc REIT	11,041,973
35,218	Prudential Financial Inc	3,106,932
15,346	Public Storage REIT	4,479,190
18,010	Raymond James Financial Inc	1,868,898
63,353	Realty Income Corp REIT	3,787,876
14,565	Regency Centers Corp REIT	899,680
92,386	Regions Financial Corp	1,646,319
10,398	SBA Communications Corp REIT	2,409,840
31,883	Simon Property Group Inc REIT	3,681,849
32,588	State Street Corp	2,384,790
40,971	Synchrony Financial	1,389,736
21,724	T Rowe Price Group Inc	2,433,522
22,625	Travelers Cos Inc	3,929,058
129,503	Truist Financial Corp	3,930,416
30,048	UDR Inc REIT	1,290,862
135,372	US Bancorp	4,472,691
38,544	Ventas Inc REIT	1,821,975
97,538	VICI Properties Inc REIT	3,065,619
157,784	Visa Inc Class A	37,470,544
19,777	W R Berkley Corp	1,177,918
365,859	Wells Fargo & Co	15,614,862
47,434	Welltower Inc REIT	3,836,936
70,830	Weyerhaeuser Co REIT	2,373,513
10,202	Willis Towers Watson PLC	2,402,571
16,629	Zions Bancorp NA	446,655
		488,548,531
Shares		Fair Value
Industrial — 7.64%
53,825	3M Co	$ 5,387,344
12,736	A O Smith Corp	926,926
28,460	Agilent Technologies Inc	3,422,315
8,456	Allegion PLC	1,014,889
145,459	Amcor PLC	1,451,681
22,344	AMETEK Inc	3,617,047
57,824	Amphenol Corp Class A	4,912,149
7,000	Axon Enterprise Inc(a)	1,365,840
30,294	Ball Corp	1,763,414
55,138	Boeing Co(a)	11,642,940
81,400	Carrier Global Corp	4,046,394
50,249	Caterpillar Inc	12,363,766
11,428	CH Robinson Worldwide Inc	1,078,232
197,636	CSX Corp	6,739,388
26,292	Deere & Co	10,653,255
13,684	Dover Corp	2,020,443
38,782	Eaton Corp PLC	7,799,060
55,642	Emerson Electric Co	5,029,480
14,820	Expeditors International of Washington Inc	1,795,147
22,666	FedEx Corp	5,618,901
34,217	Fortive Corp	2,558,405
14,712	Garmin Ltd	1,534,314
6,332	Generac Holdings Inc(a)	944,291
21,816	General Dynamics Corp	4,693,712
106,178	General Electric Co	11,663,653
64,882	Honeywell International Inc	13,463,015
35,506	Howmet Aerospace Inc	1,759,677
3,852	Huntington Ingalls Industries Inc	876,715
7,452	IDEX Corp	1,604,118
26,862	Illinois Tool Works Inc	6,719,798
39,182	Ingersoll Rand Inc	2,560,936
12,323	Jacobs Solutions Inc	1,465,081
8,255	JB Hunt Transport Services Inc	1,494,403
66,696	Johnson Controls International PLC	4,544,665
17,323	Keysight Technologies Inc(a)	2,900,736
18,347	L3Harris Technologies Inc	3,591,792
21,978	Lockheed Martin Corp	10,118,232
6,144	Martin Marietta Materials Inc	2,836,623
21,788	Masco Corp	1,250,195
2,106	Mettler-Toledo International Inc(a)	2,762,314
4,841	Mohawk Industries Inc(a)	499,398
5,246	Nordson Corp	1,301,952
22,196	Norfolk Southern Corp	5,033,165
13,864	Northrop Grumman Corp	6,319,211
8,634	Old Dominion Freight Line Inc	3,192,422
39,954	Otis Worldwide Corp	3,556,306
8,757	Packaging Corp of America	1,157,325
12,469	Parker-Hannifin Corp	4,863,409
15,780	Pentair PLC	1,019,388
142,468	Raytheon Technologies Corp	13,956,165
19,827	Republic Services Inc	3,036,902
11,119	Rockwell Automation Inc	3,663,155
13,503	Sealed Air Corp	540,120

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
5,332	Snap-on Inc	$ 1,536,629
14,321	Stanley Black & Decker Inc	1,342,021
30,662	TE Connectivity Ltd	4,297,586
4,518	Teledyne Technologies Inc(a)	1,857,395
19,302	Textron Inc	1,305,394
22,237	Trane Technologies PLC	4,253,049
5,088	TransDigm Group Inc	4,549,537
24,058	Trimble Inc(a)	1,273,631
59,448	Union Pacific Corp	12,164,250
70,670	United Parcel Service Inc Class B	12,667,597
12,915	Vulcan Materials Co	2,911,558
35,961	Waste Management Inc	6,236,357
17,312	Westinghouse Air Brake Technologies Corp	1,898,607
24,122	Westrock Co	701,227
23,087	Xylem Inc	2,600,058
		279,725,100
Technology — 27.03%
61,577	Accenture PLC Class A	19,001,431
69,662	Activision Blizzard Inc(a)	5,872,507
44,725	Adobe Inc(a)	21,870,078
157,017	Advanced Micro Devices Inc(a)	17,885,806
14,144	Akamai Technologies Inc(a)	1,271,121
49,322	Analog Devices Inc	9,608,419
8,415	ANSYS Inc(a)	2,779,222
1,440,185	Apple Inc	279,352,684
82,402	Applied Materials Inc	11,910,385
20,842	Autodesk Inc(a)	4,264,482
40,651	Broadcom Inc	35,261,897
11,741	Broadridge Financial Solutions Inc	1,944,662
26,461	Cadence Design Systems Inc(a)	6,205,634
15,444	Ceridian HCM Holding Inc(a)	1,034,285
48,790	Cognizant Technology Solutions Corp Class A	3,185,011
22,069	DXC Technology Co(a)	589,684
25,389	Electronic Arts Inc	3,292,953
5,725	EPAM Systems Inc(a)	1,286,694
2,385	Fair Isaac Corp(a)	1,929,966
57,433	Fidelity National Information Services Inc	3,141,585
60,089	Fiserv Inc(a)	7,580,227
63,544	Fortinet Inc(a)	4,803,291
128,373	Hewlett Packard Enterprise Co	2,156,666
84,415	HP Inc	2,592,385
406,692	Intel Corp	13,599,780
88,539	International Business Machines Corp	11,847,404
27,355	Intuit Inc	12,533,787
7,047	Jack Henry & Associates Inc	1,179,175
13,329	KLA Corp	6,464,832
13,099	Lam Research Corp	8,420,823
13,569	Leidos Holdings Inc	1,200,585
53,235	Microchip Technology Inc	4,769,324
Shares		Fair Value
Technology — (continued)
107,320	Micron Technology Inc	$ 6,772,965
724,278	Microsoft Corp	246,645,630
4,365	Monolithic Power Systems Inc	2,358,104
7,807	MSCI Inc	3,663,747
20,707	NetApp Inc	1,582,015
240,903	NVIDIA Corp	101,906,787
25,255	NXP Semiconductors NV	5,169,193
41,699	ON Semiconductor Corp(a)	3,943,891
150,049	Oracle Corp	17,869,335
31,284	Paychex Inc	3,499,741
4,740	Paycom Software Inc	1,522,678
10,365	PTC Inc(a)	1,474,939
9,732	Qorvo Inc(a)	992,956
108,620	QUALCOMM Inc	12,930,125
10,394	Roper Technologies Inc	4,997,435
95,460	Salesforce Inc(a)	20,166,880
18,681	Seagate Technology Holdings PLC	1,155,793
19,866	ServiceNow Inc(a)	11,164,096
15,959	Skyworks Solutions Inc	1,766,502
14,796	Synopsys Inc(a)	6,442,326
15,438	Take-Two Interactive Software Inc(a)	2,271,856
15,420	Teradyne Inc	1,716,709
88,501	Texas Instruments Inc	15,931,950
4,131	Tyler Technologies Inc(a)	1,720,438
32,055	Western Digital Corp(a)	1,215,846
5,030	Zebra Technologies Corp Class A(a)	1,488,025
		989,206,747
Utilities — 2.55%
67,051	AES Corp	1,389,967
25,130	Alliant Energy Corp	1,318,822
25,471	Ameren Corp	2,080,217
49,816	American Electric Power Co Inc	4,194,507
19,197	American Water Works Co Inc	2,740,372
13,986	Atmos Energy Corp	1,627,131
60,798	CenterPoint Energy Inc	1,772,262
28,086	CMS Energy Corp	1,650,053
33,944	Consolidated Edison Inc	3,068,538
31,228	Constellation Energy Corp	2,858,923
81,508	Dominion Energy Inc	4,221,299
19,672	DTE Energy Co	2,164,313
74,893	Duke Energy Corp	6,720,898
37,755	Edison International	2,622,085
20,606	Entergy Corp	2,006,406
23,041	Evergy Inc	1,346,055
33,487	Eversource Energy	2,374,898
96,115	Exelon Corp	3,915,725
54,219	FirstEnergy Corp	2,108,035
197,293	NextEra Energy Inc	14,639,141
40,770	NiSource Inc	1,115,060
23,719	NRG Energy Inc	886,853
156,548	PG&E Corp(a)	2,705,149

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Utilities — (continued)
10,842	Pinnacle West Capital Corp	$ 883,189
73,008	PPL Corp	1,931,792
48,492	Public Service Enterprise Group Inc	3,036,084
30,841	Sempra Energy	4,490,141
106,210	Southern Co	7,461,252
30,461	WEC Energy Group Inc	2,687,879
53,333	Xcel Energy Inc	3,315,713
		93,332,759
TOTAL COMMON STOCK — 98.93% (Cost $2,204,863,933)		$3,620,220,578
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.04%
$382,754	Undivided interest of 0.42% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $382,754 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(c)	382,754
382,754	Undivided interest of 0.42% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $382,754 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(c)	382,754
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 382,754	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $382,754 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(c)	$ 382,754
382,644	Undivided interest of 0.47% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $382,644 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(c)	382,644
TOTAL SHORT TERM INVESTMENTS — 0.04% (Cost $1,530,906)		$ 1,530,906
TOTAL INVESTMENTS — 98.97% (Cost $2,206,394,839)		$3,621,751,484
OTHER ASSETS & LIABILITIES, NET — 1.03%		$ 37,788,336
TOTAL NET ASSETS — 100.00%		$3,659,539,820

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	231	USD	51,839	Sep 2023	$728,714
				Net Appreciation	$728,714
Currency Abbreviations
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $1,483,600 of securities on loan)(a)	$3,620,220,578
Repurchase agreements, fair value(b)	1,530,906
Cash	40,270,340
Cash pledged on futures contracts	9,917,565
Dividends receivable	2,392,258
Subscriptions receivable	3,398,919
Variation margin on futures contracts	603,494
Total Assets	3,678,334,060
LIABILITIES:
Payable for director fees	7,312
Payable for other accrued fees	131,759
Payable for shareholder services fees	758,048
Payable to investment adviser	445,661
Payable upon return of securities loaned	1,530,906
Redemptions payable	15,920,554
Total Liabilities	18,794,240
NET ASSETS	$3,659,539,820
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$20,932,861
Paid-in capital in excess of par	1,911,549,903
Undistributed/accumulated earnings	1,727,057,056
NET ASSETS	$3,659,539,820
NET ASSETS BY CLASS
Investor Class	$2,590,134,548
Institutional Class	$1,069,405,272
CAPITAL STOCK:
Authorized
Investor Class	500,000,000
Institutional Class	550,000,000
Issued and Outstanding
Investor Class	86,986,035
Institutional Class	122,342,571
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$29.78
Institutional Class	$8.74
(a) Cost of investments	$2,204,863,933
(b) Cost of repurchase agreements	$1,530,906
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower S&P 500® Index Fund
INVESTMENT INCOME:
Income from securities lending	$14,497
Dividends	31,728,952
Foreign withholding tax	(8,236)
Total Income	31,735,213
EXPENSES:
Management fees	2,678,058
Shareholder services fees – Investor Class	4,583,797
Audit and tax fees	17,675
Custodian fees	25,033
Directors fees	16,546
Legal fees	3,881
Pricing fees	665
Registration fees	109,339
Shareholder report fees	26,620
Transfer agent fees	5,417
Other fees	10,842
Total Expenses	7,477,873
NET INVESTMENT INCOME	24,257,340
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	288,412,620
Net realized gain on futures contracts	8,308,461
Net Realized Gain	296,721,081
Net change in unrealized appreciation on investments	238,701,784
Net change in unrealized appreciation on futures contracts	711,602
Net Change in Unrealized Appreciation	239,413,386
Net Realized and Unrealized Gain	536,134,467
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$560,391,807
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower S&P 500® Index Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$24,257,340	$46,683,187
Net realized gain	296,721,081	65,039,893
Net change in unrealized appreciation (depreciation)	239,413,386	(901,407,086)
Net Increase (Decrease) in Net Assets Resulting from Operations	560,391,807	(789,684,006)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,729,045)	(32,695,000)
Institutional Class	(16,993,903)	(61,864,922)
From Net Investment Income and Net Realized Gains	(23,722,948)	(94,559,922)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	382,827,353	984,664,498
Class L(a)	-	44,394
Institutional Class	77,851,892	200,265,417
Shares issued in reinvestment of distributions
Investor Class	6,729,045	32,695,000
Institutional Class	16,993,903	61,864,922
Shares redeemed
Investor Class	(821,032,773)	(865,087,460)
Class L(a)	-	(2,251,562)
Institutional Class	(149,652,985)	(198,953,307)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(486,283,565)	213,241,902
Total Increase (Decrease) in Net Assets	50,385,294	(671,002,026)
NET ASSETS:
Beginning of Period	3,609,154,526	4,280,156,552
End of Period	$3,659,539,820	$3,609,154,526
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,969,093	36,000,789
Class L(a)	-	2,053
Institutional Class	9,595,450	23,573,090
Shares issued in reinvestment of distributions
Investor Class	231,318	1,287,431
Institutional Class	1,989,919	8,118,985
Shares redeemed
Investor Class	(29,841,892)	(31,530,782)
Class L(a)	-	(109,671)
Institutional Class	(18,172,181)	(23,005,872)
Net Increase (Decrease)	(22,228,293)	14,336,023
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$25.61	0.17	4.08	4.25	(0.08)	—	(0.08)	$29.78	16.58% (d)
12/31/2022	$31.84	0.31	(6.22)	(5.91)	(0.10)	(0.22)	(0.32)	$25.61	(18.55%)
12/31/2021	$26.10	0.26	7.06	7.32	(0.11)	(1.47)	(1.58)	$31.84	28.20%
12/31/2020	$24.05	0.32	3.88	4.20	(0.18)	(1.97)	(2.15)	$26.10	17.77%
12/31/2019	$19.33	0.34	5.61	5.95	(0.16)	(1.07)	(1.23)	$24.05	30.84%
12/31/2018	$22.46	0.33	(1.41)	(1.08)	(0.18)	(1.87)	(2.05)	$19.33	(4.89%)
Institutional Class
06/30/2023 (Unaudited)	$ 7.61	0.06	1.21	1.27	(0.14)	—	(0.14)	$ 8.74	16.74% (d)
12/31/2022	$ 9.93	0.12	(1.94)	(1.82)	(0.28)	(0.22)	(0.50)	$ 7.61	(18.25%)
12/31/2021	$ 9.11	0.13	2.43	2.56	(0.27)	(1.47)	(1.74)	$ 9.93	28.66%
12/31/2020	$ 9.72	0.16	1.53	1.69	(0.33)	(1.97)	(2.30)	$ 9.11	18.27%
12/31/2019	$ 8.48	0.18	2.45	2.63	(0.32)	(1.07)	(1.39)	$ 9.72	31.18%
12/31/2018	$11.17	0.20	(0.69)	(0.49)	(0.33)	(1.87)	(2.20)	$ 8.48	(4.50%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2023 (Unaudited)	$2,590,135	0.51% (f)	0.51% (f)	1.24% (f)	1% (d)
12/31/2022	$2,628,211	0.51%	0.51%	1.14%	4%
12/31/2021	$3,083,911	0.51%	0.51%	0.88%	9%
12/31/2020	$1,700,372	0.52%	0.52%	1.31%	4%
12/31/2019	$1,455,201	0.52%	0.52%	1.50%	4%
12/31/2018	$1,382,201	0.51%	0.51%	1.44%	4%
Institutional Class
06/30/2023 (Unaudited)	$1,069,405	0.16% (f)	0.16% (f)	1.58% (f)	1% (d)
12/31/2022	$ 980,943	0.16%	0.16%	1.45%	4%
12/31/2021	$1,193,786	0.16%	0.16%	1.24%	9%
12/31/2020	$1,143,162	0.17%	0.17%	1.67%	4%
12/31/2019	$1,163,391	0.17%	0.17%	1.85%	4%
12/31/2018	$1,043,651	0.16%	0.16%	1.79%	4%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower S&P 500® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but were redesignated into Investor Class shares on April 22, 2022. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$2,219,062,523
Gross unrealized appreciation on investments	1,602,392,971
Gross unrealized depreciation on investments	(198,975,296)
Net unrealized appreciation on investments	$1,403,417,675
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2023

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 307 long futures contracts and an average of 0 short futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$728,714 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$8,308,461	Net change in unrealized appreciation on futures contracts	$711,602
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars, 0.11% of the Fund’s average daily net assets over $2 billion dollars, and 0.09% of the average daily net assets over $3 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit").  The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.  The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2023

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$1,708	$1,186	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.0075% of the net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $31,962,587 and $508,662,306, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $1,483,600 and received collateral as reported on the Statement of Assets and Liabilities of $1,530,906 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower S&P 500 Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund.  (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  ILIM is an affiliate of ECM and Empower of America.)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index (the “Index”).  Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.

The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each of the one-, three-, five- and ten-year periods ended December 31, 2022, respectively (the first quintile being the best performers and the fifth quintile being the worst performers), with specific rankings in the 68th, 65th, 68th and 66th percentiles of its performance universe, respectively.  However, the Board also noted that the annualized returns of the Fund’s Institutional Class were above its performance universe median for each period reviewed, ranking in the second quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2022, respectively.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed.  Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds.  Thus, the Board also considered the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index.  Although the Fund underperformed the Index for each period reviewed, the Board noted that both classes of the Fund outperformed the Index before fees and expenses for the one-year period ended December 31, 2022.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things.  In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that although the total annual operating expense ratio of the Fund’s Investor Class was higher than the peer group median total expense ratio, ranking in the fifth quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), the Contractual Management Fee for the Investor Class was below the peer group median contractual management fee.  For the Fund’s Institutional Class, the Board observed that the Contractual Management Fee was above the peer group median contractual management fee and the total annual operating expense ratio ranked in the third quintile of its peer group, with a specific ranking in the 55th percentile.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”).  The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.  In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board considered that, as noted earlier, the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.  The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.  Furthermore, the Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.

The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023